Contents of Significant Accounts - Operating Costs and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	$ 44,003,174		$ 35,195,095	$ 29,779,476
Labor and health insurance	1,840,591		1,641,494	1,514,696
Pension	1,913,828		1,658,923	1,517,727
Other employee benefit expenses	538,853		480,497	396,696
Depreciation	41,061,930		43,911,464	45,895,958
Amortization	2,841,334	$ 92,461	2,894,942	2,744,383
Operating costs [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	30,074,528		23,388,888	20,367,325
Labor and health insurance	1,368,803		1,183,315	1,061,848
Pension	1,489,076		1,259,044	1,138,429
Other employee benefit expenses	373,739		335,829	274,838
Depreciation	39,305,321		42,002,745	43,969,732
Amortization	1,470,912		834,384	895,732
Operating expenses [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	13,928,646		11,806,207	9,412,151
Labor and health insurance	471,788		458,179	452,848
Pension	424,752		399,879	379,298
Other employee benefit expenses	165,114		144,668	121,858
Depreciation	1,756,609		1,908,719	1,926,226
Amortization	$ 1,370,422		$ 2,060,558	$ 1,848,651